UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hovde Capital Advisors LLC

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                     2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      122,061
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14870             Eric D. Hovde
----  --------------------  ----------------------------------------------------
2     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AGREE REALTY CORP            COM            008492100    4,833   180385 SH       DEFINED    1,2      180385      0    0
ANWORTH MORTGAGE ASSET CP    COM            037347101    1,936   334878 SH       DEFINED    1,2      334878      0    0
ASSOCIATED ESTATES RLTY CORP COM            045604105    6,016   373231 SH       DEFINED    1,2      373231      0    0
BENEFICIAL MUTUAL BANCORP IN COM            08173R104    1,415   148946 SH       DEFINED    1,2      148946      0    0
BROWN & BROWN INC            COM            115236101    4,133   162325 SH       DEFINED    1,2      162325      0    0
COMERICA INC                 COM            200340107    6,262   206402 SH       DEFINED    1,2      206402      0    0
EPLUS INC                    COM            294268107   37,821   914872 SH       DEFINED    1,2      914872      0    0
FIRST BUS FINL SVCS INC WIS  COM            319390100      623    27165 SH       DEFINED    1,2       27165      0    0
FIRST POTOMAC RLTY TR        COM            33610F109    3,260   263749 SH       DEFINED    1,2      263749      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104       90     4000     CALL DEFINED    1,2        4000      0    0
HERITAGE FINL CORP WASH      COM            42722X106    1,500   102108 SH       DEFINED    1,2      102108      0    0
IBERIABANK CORP              COM            450828108    3,106    63224 SH       DEFINED    1,2       63224      0    0
KEYCORP NEW                  COM            493267108    6,762   803101 SH       DEFINED    1,2      803101      0    0
NORTHWEST BANCSHARES INC MD  COM            667340103      993    81800 SH       DEFINED    1,2       81800      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    1,191    80461 SH       DEFINED    1,2       80461      0    0
PACIFIC CONTINENTAL CORP     COM            69412V108      384    39448 SH       DEFINED    1,2       39448      0    0
PNC FINL SVCS GROUP INC      COM            693475105    6,952   119222 SH       DEFINED    1,2      119222      0    0
REINSURANCE GROUP AMER INC   COM NEW        759351604    2,867    53571 SH       DEFINED    1,2       53571      0    0
SIMPLICITY BANCORP           COM            828867101      320    21435 SH       DEFINED    1,2       21435      0    0
SLM CORP                     COM            78442P106    2,132   124470 SH       DEFINED    1,2      124470      0    0
SOUTHERN NATL BANCORP OF VA  COM            843395104      142    17442 SH       DEFINED    1,2       17442      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107   16,398   101212 SH       DEFINED    1,2      101212      0    0
SUNTRUST BKS INC             COM            867914103    3,602   127051 SH       DEFINED    1,2      127051      0    0
UNITED FIRE GROUP INC        COM            910340108    2,101    96205 SH       DEFINED    1,2       96205      0    0
UNUM GROUP                   COM            91529Y106    2,441   117235 SH       DEFINED    1,2      117235      0    0
WASHINGTON BKG CO OAK HBR WA COM            937303105      343    25183 SH       DEFINED    1,2       25183      0    0
WESTFIELD FINANCIAL INC NEW  COM            96008P104      246    34017 SH       DEFINED    1,2       34017      0    0
XL GROUP PLC                 SHS            G98290102    4,192   167273 SH       DEFINED    1,2      167273      0    0


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